FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT

   COMPANIES Registrant Name  Empire Fid Invest

   Variable Annuity Acct A

          File Number                   811-06388

          Registrant CIK Number:        0000878467

















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                                 Header Screen

 Report as of the end of semiannual period:   /  /    (a)
                            or fiscal year: 12/31/01    (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  Empire Fid Invest Variable Annuity
Acct A
  B)  File Number:      811-06388
  C)  Telephone Number: 212 804 4470
2.A)  Street: 200 Liberty Street, One World Financial Center
 B)  City: New York     C) State: NY   D) Zip Code: 10281 Zip
                             Ext.:
  E)  Foreign Country:                     Foreign Postal
Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N

4. Is this the last filing on this form by the Registrant?(Y or N) ------ N

5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N

6. Is Registrant a unit investment trust (UIT)?(Y or N) ------
----------- Y

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- N
  B) How many separate series or portfolios did Registrant have at the end of the period? -----------------------------
  ------------
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                    This page is being
     UNIT INVESTMENT TRUSTS               filed for ALLSeries.

111.A) Depositor Name: Empire Fidelity Investments Life
    Insurance Company B) File Number (if any): 000-0000
    C) City: New York                State: NY   Zip
Code:10281  Zip Ext.:
       Foreign Country:                      Foreign Postal
Code:

111.A) Depositor Name:
    B) File Number (if any): 000-0000
    C) City:                    State:    Zip Code:       Zip
Ext.:
       Foreign Country:                      Foreign Postal
Code:

112.A) Sponsor Name:
    B) File Number (if any): 000-0000
    C) City:                    State:    Zip Code:       Zip
Ext.:
       Foreign Country:                      Foreign Postal
Code:

112.A) Sponsor Name:
    B) File Number (if any): 000-0000
    C) City:                    State:    Zip Code:       Zip
Ext.:
       Foreign Country:                      Foreign Postal

Code:



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                                                  ALL
                                                  series.


113.A) Trustee Name:
    B) City:                    State:    Zip Code:
Zip Ext.:
       Foreign Country:                      Foreign Postal
Code:

113.A) Trustee Name:
    B) City:                    State:    Zip Code:
Zip Ext.:
       Foreign Country:                      Foreign Postal
Code:

114.A) Principal Underwriter Name:  Fidelity Brokerage
Services LLC
    B) File Number (if any): 8-41518
    C) City:     Boston        State: MA  Zip Code: 02109
Zip Ext.:
       Foreign Country:                      Foreign Postal
Code:

114.A) Principal Underwriter Name:
    B) File Number (if any): 8-0000
    C) City:                    State:    Zip Code:
Zip Ext.:
       Foreign Country:                      Foreign Postal
Code:

115.A) Independent Public Accountant Name:
PricewaterhouseCoopers LLP
    B) City: Boston           State: MA  Zip Code: 02109
Zip Ext.:
       Foreign Country:                      Foreign Postal
Code:

115.A) Independent Public Accountant Name:
    B) City:                    State:    Zip Code:
Zip Ext.:
       Foreign Country:                      Foreign Postal
Code:



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116. Family of investment companies information:

   A)  Is Registrant part of a family of investment companies?
(Y or N)   Y

   B) Identify the family using 10 letters: FIDELITYZZ (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

117. A) Is Registrant/Series a separate account of an insurance company? Y If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? (Y/N) ---Y----------------
-------
      C) Scheduled premium variable life contracts? (Y/N) - -N--------D) Flexible premium variable life contracts? (Y/N) ---N--------E) Other types of insurance products registered under the Securities Act of 1933? (Y/N) ----------------
-N---------

118. State the number of new series existing at the end of the period that had securities registered under the Securities
Act of
       1933 --1-

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period - 0

120. State the total value of portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted) -
-N/A---- $

121. State the number of series for which a current prospectus was in existence at the period end ------1--------------------------

122.   State the number of existing series for which additional
units
  were registered under the Securities Act of 1933 during the current period -------0---------------------------------------
                               -



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123.   State the total value of the additional units
considered in
       answering item 122 ($000 omitted) ---0-----------------
--------- $

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date the were placed in the subsequent series)($000 omitted) -------0--------- $

125.   State the total dollar amount of sales loads collected
(before
       reallowance to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000 omitted) -0- $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000 omitted) -------------------0-
       ------------------- $
127. List opposite the appropriate description below the number of series whose portfolios invested primarily (based upon percentage of NAV)in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number of     Total Assets
                                Total Income Series
                                ($000         Distributions
                              Investing       omitted)
                              ($000 omitted) ---------     ----
                              --------    --------------
      A) U.S. Treasury direct
         issue -------------------               $                $
      B) U.S. Government agency --               $                $
      C) State and municipal
         tax-free ----------------               $                $
      D) Public utility debt -----               $                $
      E) Brokers or dealers debt or
         debt of brokers' or dealers'
         parent ------------------               $                $
      F) All other corporate intermed.
         & long term debt --------               $                $
      G) All other corporate
         short-term debt ---------               $                $
      H) Equity securities of brokers
         or dealers or parents of
         brokers or dealers ------               $                $
      I) Investment company equity
         securities --------------               $                $
      J) All other equity
         securities --------------
$1,153,681                    $0
      K) Other securities --------               $                $
      L) Total assets of all series
         of registrant -----------
$1,153,681                    $0


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ALL series.

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) ---------N--------------
     ----------[If answer is 'N' (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
     the current period? (Y or N) ---------------------------
     ----------[If answer is 'N' (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y or N) ----------------------------

131. Total expenses incurred by all series of Registrant
     during the current period ($000 omitted) ---$9,845------
     ---------------------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-06388     811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-


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Signature Page
The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Boston     State of: MA        Date: 2/28/02

Name of Registrant, Depositor or Trustee: Empire Fid Invest
Var Annuity Acct A

By (Name and Title): Joseph F. Hope, Treasurer

Witness (Name and Title): Kristin McDonald, Financial
Accountant III


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